INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,082	$ 1,162	$ 1,179
Growth rate used to extrapolate cash flow projections	7.90%
Discount rate applied to cash flow projections	9.30%
Trademarks | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 895	956
Trademarks | Atlantis
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 186	$ 205